PROFIT (LOSS) IN EQUITY METHOD INVESTMENTS	12 Months Ended
Dec. 31, 2025
PROFIT (LOSS) IN EQUITY METHOD INVESTMENTS
PROFIT (LOSS) IN EQUITY METHOD INVESTMENTS

16.PROFIT (LOSS) IN EQUITY METHOD INVESTMENTS

The loss in 2025 result from the share of loss from the equity method investee located in Germany.

The loss in 2023 resulted from a capital contribution in the Company’s former equity method investee located in Saudi Arabia. The capital contribution was immediately expensed due to the existence of accumulated losses incurred by the investee which had not been previously recorded in the consolidated financial statements.